Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Jan. 31, 2023 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Grant credit terms	90 days
Allowance for expected credit losses	$ 308,071	$ 308,071	$ 308,071	$ 308,071	$ 308,071	$ 326,813	$ 326,813	$ 13,864
Principal and bearing a fixed interest	30	30	30	30	30				$ 231
Investment fair value	5,596	5,596	5,596	$ 5,596	5,596	6,029	$ 6,029
Closing price (in Dollars per share) | $ / shares				$ 8.68			$ 9.32
Unrealized investment loss and gain		(229)				532		337
Interest income		792				1,826		748
Investment fair value	5,596	5,596	5,596	$ 5,596	5,596	6,029	$ 6,029		$ 8.68	$ 9.32
Deferred offering costs						620,193	620,193
Contract liabilities	315,411	315,411	315,411	315,411	315,411	106,042	106,042
Deferred government subsidy	$ 38,656	$ 38,656	$ 38,656	$ 38,656	$ 38,656	38,716	38,716
Salary income percentage	5.00%	5.00%	5.00%	5.00%	5.00%				5.00%
Deferred offering cost	$ 27,903	$ 27,903	$ 27,903	$ 27,903	$ 27,903	14,341	14,341	16,772
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
CODM profit (loss), description	The CODM has determined that the Company operates as a single operating segment and uses net income (loss) as measures of profit or loss when making decisions regarding resource allocation and performance assessment.
CODM description	the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer.
Number of operating segments (in Segment)			1		1
Investments in Marketable Equity Securities [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Unrealized investment loss and gain								(337)
Interest income		204				356		305
Government Subsidies [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Interest income						17,090		$ 1,533
HONG KONG
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred government subsidy	$ 38,656	38,656	$ 38,656	$ 38,656	$ 38,656	$ 38,716	$ 38,716				$ 38,506
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income amount		$ 3,832